CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) U_pure in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Conversion ratio, ADS to Class A ordinary share	50	50	50